Leases - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2026	$ 87,138
2027	990
Total lease payments	88,128
Less interest	(12,038)
Present value of lease liabilities	$ 76,090	$ 362,141